Income Taxes - Schedule of Deferred Tax Assets and Deferred Tax Liabilities (Details) - USD ($)	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Deferred tax assets:
Net operating losses carryforwards	$ 547,966	$ 2,007,724
Inventory write-down	948,544	214,619
Operating lease liabilities	10,744	458
Total deferred tax assets, gross	1,507,254	2,222,801
Less: valuation allowance			$ (30,410)	$ (81,232)
Deferred tax assets	1,507,254	2,222,801
Deferred tax liabilities
Operating lease right-of-use assets	(12,323)	(1,334)
Total deferred tax assets, net	$ 1,494,931	$ 2,221,467